Fair Value of Financial Instruments - Fair Value (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents - Book Value	$ 135,992	$ 163,412	$ 247,556	$ 187,831
Cash and cash equivalents - Fair Value	135,992	163,412
Restricted cash - Book Value	5,386	13,480	$ 2,564
Restricted cash - Fair Value	5,386	13,480
Investments in available-for-sale securities - Book Value	0	5,173
Investments in available-for-sale securities - Fair Value	0	5,173
Loan receivable from affiliate companies - Book Value	23,008	16,474
Loan receivable from affiliate companies - Fair Value	23,008	16,474
Long-term receivable from affiliate companies - Book Value	11,105	0
Long-term receivable from affiliate companies - Fair Value	11,105	0
Capital lease obligations, including current portion - Book Value	(17,617)	(20,649)
Capital lease obligations, including current portion - Fair Value	(17,617)	(20,649)
Senior and ship mortgage notes, net - Book Value	(1,296,537)	(1,350,941)
Senior and ship mortgage notes, net - Fair Value	(974,170)	(735,002)
Long-term debt, including current portion - Book Value	(304,682)	(230,367)
Long-term debt, including current portion - Fair Value	(308,080)	(233,526)
Loan payable to affiliate company - Book Value	(49,876)	0
Loan payable to affiliate company - Fair Value	(51,240)	0
Long-term payable to affiliate companies - Book Value	(6,399)	0
Long-term payable to affiliate companies - Fair Value	$ (6,399)	$ 0